Note 3 - Other Comprehensive I(Loss) ncome	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

NOTE 3 Other Comprehensive (Loss) Income

The components of other comprehensive (loss) income and the related tax effects were as follows:

	For the Years Ended December 31,
	2021			2020
(Dollars in thousands)	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Unrealized (losses) gains arising during the period	$(3,979)	(1,114)	(2,865)	1,714	478	1,236
Other comprehensive (loss) income	$(3,979)	(1,114)	(2,865)	1,714	478	1,236